Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q1PH

Schedules of Investments
(unaudited)
Franklin Mutual Small-Mid Cap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 5
Franklin Small Cap Value Fund 8
Notes to Schedules of Investments 12

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2025
Franklin Mutual Small-Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 4.8%
Babcock International Group plc ........................ United Kingdom 289,796 $ 1,933,131
a
Ducommun, Inc. .................................... United States 78,493 5,367,352
QinetiQ Group plc ................................... United Kingdom 608,521 2,793,543
10,094,026
Banks 10.4%
Arrow Financial Corp. ................................ United States 56,742 1,509,905
Atlantic Union Bankshares Corp. ........................ United States 86,040 3,249,731
Columbia Banking System, Inc. ......................... United States 115,150 3,212,685
First Business Financial Services, Inc. .................... United States 35,619 1,840,077
First Interstate BancSystem, Inc. , A ...................... United States 101,417 3,341,690
Investar Holding Corp. ............................... United States 33,032 629,920
Northeast Bank ..................................... United States 25,933 2,624,420
Southern Missouri Bancorp, Inc. ........................ United States 37,548 2,222,091
SouthState Corp. ................................... United States 33,038 3,488,482
22,119,001
Building Products 3.1%
Johnson Controls International plc ....................... United States 42,531 3,317,418
UFP Industries, Inc. .................................. United States 27,616 3,193,790
6,511,208
Capital Markets 2.5%
Victory Capital Holdings, Inc. , A ......................... United States 79,522 5,262,766
Construction & Engineering 6.4%
a
Matrix Service Co. ................................... United States 173,055 2,346,626
Valmont Industries, Inc. ............................... United States 17,063 5,660,821
a
WillScot Holdings Corp. ............................... United States 149,069 5,524,497
13,531,944
Consumer Finance 1.1%
Bread Financial Holdings, Inc. .......................... United States 35,708 2,261,388
Distributors 1.0%
Genuine Parts Co. .................................. United States 17,968 2,088,780
Electric Utilities 1.5%
IDACORP, Inc. ..................................... United States 9,504 1,044,870
PPL Corp. ......................................... United States 64,865 2,179,464
3,224,334
Electrical Equipment 1.3%
Regal Rexnord Corp. ................................ United States 17,527 2,782,061
Electronic Equipment, Instruments & Components 4.3%
a
Flex Ltd. .......................................... United States 89,594 3,731,590
a
Sanmina Corp. ..................................... United States 65,701 5,501,145
9,232,735
Energy Equipment & Services 3.5%
Baker Hughes Co. , A ................................. United States 114,120 5,270,062
Liberty Energy, Inc. , A ................................ United States 121,223 2,219,593
7,489,655
Financial Services 2.5%
Global Payments, Inc. ................................ United States 31,485 3,553,082

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Voya Financial, Inc. .................................. United States 23,543 $ 1,671,318
5,224,400
Ground Transportation 2.6%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 68,220 3,894,680
a
RXO, Inc. ......................................... United States 65,132 1,670,636
5,565,316
Health Care Equipment & Supplies 3.6%
a
Envista Holdings Corp. ............................... United States 221,310 4,541,281
Zimmer Biomet Holdings, Inc. .......................... United States 28,961 3,170,650
7,711,931
Health Care Providers & Services 3.1%
a
Henry Schein, Inc. ................................... United States 82,867 6,629,360
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp. ................................. United States 18,385 1,409,210
a
Hilton Grand Vacations, Inc. ........................... United States 108,230 4,459,076
5,868,286
Household Durables 2.3%
a
M/I Homes, Inc. ..................................... United States 10,133 1,274,731
a
Mohawk Industries, Inc. ............................... United States 29,956 3,663,619
4,938,350
Industrial REITs 0.3%
STAG Industrial, Inc. ................................. United States 19,922 680,934
Insurance 4.0%
CNO Financial Group, Inc. ............................ United States 78,519 3,136,049
Hanover Insurance Group, Inc. (The) ..................... United States 35,633 5,455,056
8,591,105
IT Services 1.2%
Hackett Group, Inc. (The) ............................. United States 79,868 2,466,324
Leisure Products 2.4%
a
Mattel, Inc. ........................................ United States 273,035 5,089,372
Life Sciences Tools & Services 1.6%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 9,247 3,337,057
Machinery 7.0%
a
Chart Industries, Inc. ................................. United States 29,499 6,241,693
a
Gates Industrial Corp. plc ............................. United States 106,449 2,202,430
a
Graham Corp. ...................................... United States 57,457 2,609,697
a
Middleby Corp. (The) ................................ United States 6,236 1,067,229
Mueller Water Products, Inc. , A ......................... United States 122,768 2,823,664
14,944,713
Media 2.0%
Cable One, Inc. ..................................... United States 6,457 1,962,992
a
Charter Communications, Inc. , A ........................ United States 6,373 2,201,808
4,164,800
Metals & Mining 4.0%
Commercial Metals Co. ............................... United States 67,558 3,275,888

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Steel Dynamics, Inc. ................................. United States 41,506 $ 5,321,069
8,596,957
Oil, Gas & Consumable Fuels 1.3%
Veren, Inc. ........................................ Canada 566,593 2,853,725
Retail REITs 1.1%
Brixmor Property Group, Inc. ........................... United States 90,285 2,352,827
Semiconductors & Semiconductor Equipment 2.4%
MKS Instruments, Inc. ................................ United States 44,304 5,018,757
Software 3.0%
a
ACI Worldwide, Inc. .................................. United States 117,650 6,300,157
Specialized REITs 0.5%
SBA Communications Corp. , A ......................... United States 5,557 1,097,841
Specialty Retail 5.4%
Bath & Body Works, Inc. .............................. United States 28,432 1,069,327
Dick's Sporting Goods, Inc. ............................ United States 13,432 3,224,352
Gap, Inc. (The) ..................................... United States 217,703 5,240,111
Group 1 Automotive, Inc. .............................. United States 4,316 1,970,211
11,504,001
Trading Companies & Distributors 4.5%
Ferguson Enterprises, Inc. ............................ United States 26,467 4,793,703
McGrath RentCorp .................................. United States 39,156 4,803,266
9,596,969
Total Common Stocks (Cost $ 183,254,242 ) ...................................
207,131,080
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .. United States 5,280,018 5,280,018
Total Money Market Funds (Cost $ 5,280,018 ) .................................
5,280,018
Total Short Term Investments (Cost $ 5,280,018 ) ...............................
5,280,018
a
Total Investments (Cost $ 188,534,260 ) 100.0% ................................
$212,411,098
Other Assets, less Liabilities (0.0) %
†
.........................................
(25,873)
Net Assets 100.0% .........................................................
$212,385,225
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2025
Franklin Mutual U.S. Mid Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 3.5%
Babcock International Group plc ........................ United Kingdom 1,394,513 $ 9,302,325
L3Harris Technologies, Inc. ............................ United States 29,352 6,222,918
Melrose Industries plc ................................ United Kingdom 1,572,770 11,869,876
27,395,119
Automobile Components 2.1%
a
Aptiv plc .......................................... Jersey 187,340 11,693,763
Dowlais Group plc ................................... United Kingdom 5,850,000 5,175,714
16,869,477
Banks 5.9%
Citizens Financial Group, Inc. .......................... United States 505,385 24,041,164
PNC Financial Services Group, Inc. (The) ................. United States 110,988 22,303,039
46,344,203
Building Products 1.9%
Johnson Controls International plc ....................... United States 188,548 14,706,744
Chemicals 3.1%
LyondellBasell Industries NV , A ......................... United States 182,393 13,807,150
Olin Corp. ......................................... United States 379,589 11,118,162
24,925,312
Commercial Services & Supplies 0.9%
Vestis Corp. ....................................... United States 488,176 6,824,700
Construction & Engineering 1.9%
a
WillScot Holdings Corp. ............................... United States 407,080 15,086,385
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 64,692 13,178,407
Consumer Staples Distribution & Retail 0.8%
Dollar General Corp. ................................. United States 93,654 6,655,053
Containers & Packaging 1.9%
International Paper Co. ............................... United States 265,914 14,792,796
Distributors 1.7%
Genuine Parts Co. .................................. United States 113,998 13,252,267
Electric Utilities 8.4%
Entergy Corp. ...................................... United States 263,740 21,384,039
Evergy, Inc. ........................................ United States 322,772 20,712,279
PPL Corp. ......................................... United States 725,074 24,362,487
66,458,805
Electrical Equipment 2.0%
Regal Rexnord Corp. ................................ United States 102,063 16,200,460
Electronic Equipment, Instruments & Components 2.1%
a
Flex Ltd. .......................................... United States 399,695 16,647,297
Energy Equipment & Services 2.4%
Baker Hughes Co. , A ................................. United States 194,139 8,965,339
Schlumberger NV ................................... United States 243,411 9,804,595
18,769,934
Financial Services 6.3%
Apollo Global Management, Inc. ........................ United States 58,492 10,000,962

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Fiserv, Inc. ........................................ United States 27,973 $ 6,043,287
Global Payments, Inc. ................................ United States 165,156 18,637,855
Voya Financial, Inc. .................................. United States 217,446 15,436,491
50,118,595
Food Products 1.0%
Kraft Heinz Co. (The) ................................ United States 255,650 7,628,596
Health Care Equipment & Supplies 4.8%
Baxter International, Inc. .............................. United States 454,175 14,787,938
a
Envista Holdings Corp. ............................... United States 560,789 11,507,390
Zimmer Biomet Holdings, Inc. .......................... United States 108,697 11,900,148
38,195,476
Health Care Providers & Services 3.1%
Cencora, Inc. ...................................... United States 55,329 14,065,185
Humana, Inc. ...................................... United States 35,315 10,355,418
24,420,603
Household Durables 1.6%
DR Horton, Inc. ..................................... United States 87,162 12,368,288
Insurance 4.2%
Everest Group Ltd. .................................. United States 45,732 15,892,327
Hartford Financial Services Group, Inc. (The) .............. United States 152,092 16,965,863
32,858,190
IT Services 1.6%
Amdocs Ltd. ....................................... United States 147,446 13,003,263
Life Sciences Tools & Services 2.0%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 44,299 15,986,623
Machinery 3.0%
CNH Industrial NV ................................... United States 430,259 5,541,736
Dover Corp. ....................................... United States 89,233 18,174,977
23,716,713
Media 2.0%
a
Charter Communications, Inc. , A ........................ United States 45,187 15,611,657
Metals & Mining 1.3%
Reliance, Inc. ...................................... United States 35,756 10,351,362
Oil, Gas & Consumable Fuels 3.2%
EOG Resources, Inc. ................................ United States 49,750 6,258,053
Veren, Inc. ........................................ Canada 1,355,841 6,819,880
Williams Cos., Inc. (The) .............................. United States 214,119 11,868,616
24,946,549
Personal Care Products 2.0%
Kenvue, Inc. ....................................... United States 762,407 16,231,645
Professional Services 4.3%
KBR, Inc. ......................................... United States 250,699 13,643,039
SS&C Technologies Holdings, Inc. ....................... United States 247,067 20,000,074
33,643,113

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 1.7%
a
CBRE Group, Inc. , A ................................. United States 94,790 $ 13,719,905
Retail REITs 2.5%
Brixmor Property Group, Inc. ........................... United States 746,638 19,457,386
Software 1.7%
Gen Digital, Inc. .................................... United States 511,083 13,753,243
Specialized REITs 1.7%
SBA Communications Corp. , A ......................... United States 68,750 13,582,250
Specialty Retail 2.9%
Bath & Body Works, Inc. .............................. United States 214,919 8,083,103
Dick's Sporting Goods, Inc. ............................ United States 60,494 14,521,585
22,604,688
Trading Companies & Distributors 4.1%
AerCap Holdings NV ................................. Ireland 149,544 14,296,406
Ferguson Enterprises, Inc. ............................ United States 101,672 18,414,833
32,711,239
Total Common Stocks (Cost $ 598,526,665 ) ...................................
753,016,343
Short Term Investments 4.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .. United States 36,332,281 36,332,281
Total Money Market Funds (Cost $ 36,332,281 ) ................................
36,332,281
Total Short Term Investments (Cost $ 36,332,281 ) ..............................
36,332,281
a
Total Investments (Cost $ 634,858,946 ) 99.9% .................................
$789,348,624
Other Assets, less Liabilities 0.1% ...........................................
1,004,629
Net Assets 100.0% .........................................................
$790,353,253
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2025
Franklin Small Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 6.1%
Babcock International Group plc ........................ United Kingdom 7,754,126 $ 51,725,154
Melrose Industries plc ................................ United Kingdom 8,894,333 67,126,554
QinetiQ Group plc ................................... United Kingdom 16,425,171 75,403,189
a
Senior plc ......................................... United Kingdom 28,282,051 57,930,544
252,185,441
Banks 19.3%
Atlantic Union Bankshares Corp. ........................ United States 903,334 34,118,925
a
Camden National Corp. ............................... United States 842,147 38,199,788
Columbia Banking System, Inc. ......................... United States 4,131,334 115,264,219
First Bancorp ...................................... United States 1,418,443 62,595,889
First Commonwealth Financial Corp. ..................... United States 1,952,023 32,559,744
First Interstate BancSystem, Inc. , A ...................... United States 3,457,936 113,938,991
German American Bancorp, Inc. ........................ United States 1,103,214 45,595,835
Peoples Bancorp, Inc. ................................ United States 935,037 30,528,958
Sandy Spring Bancorp, Inc. ............................ United States 1,176,715 39,808,268
Seacoast Banking Corp. of Florida ...................... United States 1,520,162 43,248,609
SouthState Corp. ................................... United States 1,038,525 109,657,855
TriCo Bancshares ................................... United States 979,117 42,953,863
Washington Trust Bancorp, Inc. ......................... United States 132,438 4,339,993
WSFS Financial Corp. ................................ United States 1,611,695 90,254,920
803,065,857
Building Products 2.5%
b
American Woodmark Corp. ............................ United States 220,907 17,199,819
UFP Industries, Inc. .................................. United States 734,601 84,956,606
102,156,425
Capital Markets 1.9%
Victory Capital Holdings, Inc. , A ......................... United States 1,215,630 80,450,393
Chemicals 3.4%
Ashland, Inc. ....................................... United States 38,410 2,438,651
Avient Corp. ....................................... United States 1,445,371 62,006,416
a
Elementis plc ...................................... United Kingdom 39,868,704 78,005,599
142,450,666
Commercial Services & Supplies 0.9%
HNI Corp. ......................................... United States 759,479 37,860,028
Communications Equipment 0.2%
b
Lumentum Holdings, Inc. .............................. United States 82,363 7,005,797
Construction & Engineering 5.9%
Primoris Services Corp. ............................... United States 349,235 26,810,771
Valmont Industries, Inc. ............................... United States 330,877 109,771,753
b
WillScot Holdings Corp. ............................... United States 2,978,228 110,373,130
246,955,654
Consumer Finance 1.1%
Bread Financial Holdings, Inc. .......................... United States 706,585 44,748,028
Diversified REITs 0.8%
Alexander & Baldwin, Inc. ............................. United States 1,766,945 31,539,968
Electric Utilities 0.5%
IDACORP, Inc. ..................................... United States 185,016 20,340,659

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.9%
Regal Rexnord Corp. ................................ United States 497,242 $ 78,927,223
Electronic Equipment, Instruments & Components 6.5%
Benchmark Electronics, Inc. ........................... United States 1,192,717 50,881,307
b
Coherent Corp. ..................................... United States 80,189 7,256,303
b
Knowles Corp. ..................................... United States 4,114,144 77,880,746
b
Sanmina Corp. ..................................... United States 1,286,203 107,693,777
b
TTM Technologies, Inc. ............................... United States 1,024,889 25,202,020
268,914,153
Energy Equipment & Services 2.2%
a
Hunting plc ........................................ United Kingdom 8,336,241 35,765,983
Liberty Energy, Inc. , A ................................ United States 2,374,025 43,468,397
TechnipFMC plc .................................... United Kingdom 391,017 11,750,061
90,984,441
Ground Transportation 2.7%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 1,338,646 76,423,300
b
RXO, Inc. ......................................... United States 1,404,372 36,022,142
112,445,442
Health Care Equipment & Supplies 2.1%
b
Envista Holdings Corp. ............................... United States 4,331,405 88,880,431
Hotels, Restaurants & Leisure 3.7%
Boyd Gaming Corp. ................................. United States 581,567 44,577,111
b
Hilton Grand Vacations, Inc. ........................... United States 2,647,797 109,089,236
153,666,347
Household Durables 2.4%
Century Communities, Inc. ............................ United States 140,017 10,694,499
La-Z-Boy, Inc. ...................................... United States 227,877 10,755,794
b
M/I Homes, Inc. ..................................... United States 161,325 20,294,685
Meritage Homes Corp. ............................... United States 332,830 25,917,472
b
Taylor Morrison Home Corp. , A ......................... United States 481,255 31,021,697
98,684,147
Industrial REITs 0.3%
STAG Industrial, Inc. ................................. United States 399,200 13,644,656
Insurance 7.2%
CNO Financial Group, Inc. ............................ United States 2,563,667 102,392,860
Hanover Insurance Group, Inc. (The) ..................... United States 755,202 115,613,874
a
Horace Mann Educators Corp. ......................... United States 2,154,346 83,222,386
b
TWFG, Inc. , A ...................................... United States 6,521 187,022
301,416,142
Leisure Products 3.2%
BRP, Inc. .......................................... United States 111,466 5,330,366
Brunswick Corp. .................................... United States 103,534 6,982,333
b
Mattel, Inc. ........................................ United States 6,519,719 121,527,562
133,840,261
Machinery 7.1%
b
Chart Industries, Inc. ................................. United States 631,150 133,545,029
b
Gates Industrial Corp. plc ............................. United States 2,859,529 59,163,655
b
Middleby Corp. (The) ................................ United States 121,959 20,872,063

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Water Products, Inc. , A ......................... United States 3,541,772 $ 81,460,756
295,041,503
Media 1.4%
Cable One, Inc. ..................................... United States 186,022 56,552,548
Metals & Mining 2.2%
Commercial Metals Co. ............................... United States 1,172,552 56,857,046
Ryerson Holding Corp. ............................... United States 1,480,443 33,102,706
89,959,752
Multi-Utilities 0.5%
Black Hills Corp. .................................... United States 353,535 20,763,110
Office REITs 0.5%
Highwoods Properties, Inc. ............................ United States 713,058 21,241,998
Oil, Gas & Consumable Fuels 1.7%
Veren, Inc. ........................................ Canada 14,340,208 72,226,458
Paper & Forest Products 0.5%
Louisiana-Pacific Corp. ............................... United States 164,387 19,228,347
Retail REITs 0.9%
Kite Realty Group Trust ............................... United States 1,598,118 36,996,432
Semiconductors & Semiconductor Equipment 0.7%
b
Cohu, Inc. ......................................... United States 1,303,758 29,869,096
Software 3.0%
b
ACI Worldwide, Inc. .................................. United States 2,324,223 124,462,142
Specialty Retail 1.2%
Bath & Body Works, Inc. .............................. United States 442,002 16,623,695
Group 1 Automotive, Inc. .............................. United States 72,681 33,178,150
49,801,845
Textiles, Apparel & Luxury Goods 0.5%
Dr. Martens plc ..................................... United Kingdom 22,203,406 19,945,487
Trading Companies & Distributors 2.5%
Herc Holdings, Inc. .................................. United States 29,759 6,069,646
McGrath RentCorp .................................. United States 788,682 96,747,621
102,817,267
Total Common Stocks (Cost $ 3,240,385,816 ) ..................................
4,049,068,144

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17.
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .. United States 116,156,180 $ 116,156,180
Total Money Market Funds (Cost $ 116,156,180 ) ...............................
116,156,180
Total Short Term Investments (Cost $ 116,156,180 ) .............................
116,156,180
a
Total Investments (Cost $ 3,356,541,996 ) 100.3% ..............................
$4,165,224,324
Other Assets, less Liabilities (0.3) % .........................................
(13,143,174)
Net Assets 100.0% .........................................................
$4,152,081,150
a a a
a
See Note 3 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2025, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
January 31, 2025, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Camden National Corp . $ 35,328,067 $ — $ — $ — $ 2,871,721 $ 38,199,788 842,147 $ 353,702
Elementis plc ....... 68,568,564 — — — 9,437,035 78,005,599 39,868,704 —
Horace Mann Educators
Corp ............ 70,192,857 11,191,510 — — 1,838,019 83,222,386 2,154,346 732,478
Hunting plc ......... 29,686,100 2,469,733 — — 3,610,150 35,765,983 8,336,241 —
Knowles Corp ....... 97,377,768 — (29,686,908) (880,168) —
a
—
a
—
a
—
Senior plc .......... 48,276,524 — — — 9,654,020 57,930,544 28,282,051 —
Total Affiliated Securities
(Value is 7 .1 % of Net
Assets) .......... $349,429,880 $13,661,243 $(29,686,908) $(880,168) $27,410,945 $293,124,300 $1,086,180
a
As of January 31, 2025, no longer an affiliate.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.089% $2,807,545 $36,097,329 $(33,624,856) $— $— $5,280,018 5,280,018 $40,210
Total Affiliated Securities ... $2,807,545 $36,097,329 $(33,624,856) $— $— $5,280,018 $40,210
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.089% $22,377,306 $60,751,220 $(46,796,245) $— $— $36,332,281 36,332,281 $285,411
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.089% $— $4,125,000 $(4,125,000) $— $— $— — $478
Total Affiliated Securities ... $22,377,306 $64,876,220 $(50,921,245) $— $— $36,332,281 $285,889
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.089% $64,241,279 $356,426,753 $(304,511,852) $— $— $116,156,180 116,156,180 $618,449
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.089% $— $14,316,000 $(14,316,000) $— $— $— — $3,171
Total Affiliated Securities ... $64,241,279 $370,742,753 $(318,827,852) $— $— $116,156,180 $621,620
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,300,483 $ 2,793,543 $ — $ 10,094,026
Banks ............................... 22,119,001 — — 22,119,001
Building Products ...................... 6,511,208 — — 6,511,208
Capital Markets ........................ 5,262,766 — — 5,262,766
Construction & Engineering ............... 13,531,944 — — 13,531,944
Consumer Finance ..................... 2,261,388 — — 2,261,388
Distributors ........................... 2,088,780 — — 2,088,780
Electric Utilities ........................ 3,224,334 — — 3,224,334
Electrical Equipment .................... 2,782,061 — — 2,782,061
Electronic Equipment, Instruments &
Components ........................ 9,232,735 — — 9,232,735
Energy Equipment & Services ............. 7,489,655 — — 7,489,655
Financial Services ...................... 5,224,400 — — 5,224,400
Ground Transportation .................. 5,565,316 — — 5,565,316
Health Care Equipment & Supplies ......... 7,711,931 — — 7,711,931
Health Care Providers & Services .......... 6,629,360 — — 6,629,360
Hotels, Restaurants & Leisure ............. 5,868,286 — — 5,868,286
Household Durables .................... 4,938,350 — — 4,938,350
Industrial REITs ....................... 680,934 — — 680,934
Insurance ............................ 8,591,105 — — 8,591,105
IT Services ........................... 2,466,324 — — 2,466,324
Leisure Products ....................... 5,089,372 — — 5,089,372
Life Sciences Tools & Services ............ 3,337,057 — — 3,337,057
Machinery ............................ 14,944,713 — — 14,944,713
Media ............................... 4,164,800 — — 4,164,800
Metals & Mining ....................... 8,596,957 — — 8,596,957
Oil, Gas & Consumable Fuels ............. 2,853,725 — — 2,853,725
Retail REITs .......................... 2,352,827 — — 2,352,827
Semiconductors & Semiconductor Equipment . 5,018,757 — — 5,018,757
Software ............................. 6,300,157 — — 6,300,157
Specialized REITs ...................... 1,097,841 — — 1,097,841
Specialty Retail ........................ 11,504,001 — — 11,504,001
Trading Companies & Distributors .......... 9,596,969 — — 9,596,969
Short Term Investments ................... 5,280,018 — — 5,280,018
Total Investments in Securities ........... $209,617,555 $2,793,543
a
$— $212,411,098
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... 15,525,243 11,869,876 — 27,395,119
Automobile Components ................. 11,693,763 5,175,714 — 16,869,477
Banks ............................... 46,344,203 — — 46,344,203
Building Products ...................... 14,706,744 — — 14,706,744
Chemicals ........................... 24,925,312 — — 24,925,312
Commercial Services & Supplies ........... 6,824,700 — — 6,824,700
Construction & Engineering ............... 15,086,385 — — 15,086,385
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund (continued)
Assets: (continued)
Common Stocks: (continued)
Consumer Finance ..................... $ 13,178,407 $ — $ — $ 13,178,407
Consumer Staples Distribution & Retail ...... 6,655,053 — — 6,655,053
Containers & Packaging ................. 14,792,796 — — 14,792,796
Distributors ........................... 13,252,267 — — 13,252,267
Electric Utilities ........................ 66,458,805 — — 66,458,805
Electrical Equipment .................... 16,200,460 — — 16,200,460
Electronic Equipment, Instruments &
Components ........................ 16,647,297 — — 16,647,297
Energy Equipment & Services ............. 18,769,934 — — 18,769,934
Financial Services ...................... 50,118,595 — — 50,118,595
Food Products ........................ 7,628,596 — — 7,628,596
Health Care Equipment & Supplies ......... 38,195,476 — — 38,195,476
Health Care Providers & Services .......... 24,420,603 — — 24,420,603
Household Durables .................... 12,368,288 — — 12,368,288
Insurance ............................ 32,858,190 — — 32,858,190
IT Services ........................... 13,003,263 — — 13,003,263
Life Sciences Tools & Services ............ 15,986,623 — — 15,986,623
Machinery ............................ 23,716,713 — — 23,716,713
Media ............................... 15,611,657 — — 15,611,657
Metals & Mining ....................... 10,351,362 — — 10,351,362
Oil, Gas & Consumable Fuels ............. 24,946,549 — — 24,946,549
Personal Care Products ................. 16,231,645 — — 16,231,645
Professional Services ................... 33,643,113 — — 33,643,113
Real Estate Management & Development .... 13,719,905 — — 13,719,905
Retail REITs .......................... 19,457,386 — — 19,457,386
Software ............................. 13,753,243 — — 13,753,243
Specialized REITs ...................... 13,582,250 — — 13,582,250
Specialty Retail ........................ 22,604,688 — — 22,604,688
Trading Companies & Distributors .......... 32,711,239 — — 32,711,239
Short Term Investments ................... 36,332,281 — — 36,332,281
Total Investments in Securities ........... $772,303,034 $17,045,590
b
$— $789,348,624
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 109,655,698 142,529,743 — 252,185,441
Banks ............................... 803,065,857 — — 803,065,857
Building Products ...................... 102,156,425 — — 102,156,425
Capital Markets ........................ 80,450,393 — — 80,450,393
Chemicals ........................... 142,450,666 — — 142,450,666
Commercial Services & Supplies ........... 37,860,028 — — 37,860,028
Communications Equipment .............. 7,005,797 — — 7,005,797
Construction & Engineering ............... 246,955,654 — — 246,955,654
Consumer Finance ..................... 44,748,028 — — 44,748,028
Diversified REITs ...................... 31,539,968 — — 31,539,968
Electric Utilities ........................ 20,340,659 — — 20,340,659
Electrical Equipment .................... 78,927,223 — — 78,927,223
Electronic Equipment, Instruments &
Components ........................ 268,914,153 — — 268,914,153
Energy Equipment & Services ............. 55,218,458 35,765,983 — 90,984,441
Ground Transportation .................. 112,445,442 — — 112,445,442
Health Care Equipment & Supplies ......... 88,880,431 — — 88,880,431
Hotels, Restaurants & Leisure ............. 153,666,347 — — 153,666,347
Household Durables .................... 98,684,147 — — 98,684,147
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Industrial REITs ....................... $ 13,644,656 $ — $ — $ 13,644,656
Insurance ............................ 301,416,142 — — 301,416,142
Leisure Products ....................... 133,840,261 — — 133,840,261
Machinery ............................ 295,041,503 — — 295,041,503
Media ............................... 56,552,548 — — 56,552,548
Metals & Mining ....................... 89,959,752 — — 89,959,752
Multi-Utilities .......................... 20,763,110 — — 20,763,110
Office REITs .......................... 21,241,998 — — 21,241,998
Oil, Gas & Consumable Fuels ............. 72,226,458 — — 72,226,458
Paper & Forest Products ................. 19,228,347 — — 19,228,347
Retail REITs .......................... 36,996,432 — — 36,996,432
Semiconductors & Semiconductor Equipment . 29,869,096 — — 29,869,096
Software ............................. 124,462,142 — — 124,462,142
Specialty Retail ........................ 49,801,845 — — 49,801,845
Textiles, Apparel & Luxury Goods .......... 19,945,487 — — 19,945,487
Trading Companies & Distributors .......... 102,817,267 — — 102,817,267
Short Term Investments ................... 116,156,180 — — 116,156,180
Total Investments in Securities ........... $3,986,928,598 $178,295,726
c
$— $4,165,224,324
a
Includes foreign securities valued at $2,793,543, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $17,045,590, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $178,295,726, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.